Average Annual Total Returns (American Global Growth Trust)	12 Months Ended
May 01, 2011
MSCI World Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	12.34%
Five Year	2.99%
Ten Year	2.28%
Lipper Global Fund Index
Average Annual Total Returns
One Year	13.39%
Five Year	3.47%
Ten Year	3.22%
Series I, American Global Growth Trust
Average Annual Total Returns
One Year	11.22%
Five Year	5.92%
Ten Year	5.64%
Date of Inception	Nov. 05, 2010
Series II, American Global Growth Trust
Average Annual Total Returns
One Year	11.17%
Five Year	5.70%
Ten Year	5.14%
Date of Inception	May 01, 2007
Series III, American Global Growth Trust
Average Annual Total Returns
One Year	11.80%
Five Year	6.31%
Ten Year	5.84%
Date of Inception	Jan. 02, 2008